Cash and Cash Equivalents (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash and Cash Equivalents (Details) [Line Items]
Maturity period	3 months
Interest rate per annum		4.50%
Bottom of Range [Member]
Cash and Cash Equivalents (Details) [Line Items]
Interest rate per annum	4.41%
Top of Range [Member]
Cash and Cash Equivalents (Details) [Line Items]
Interest rate per annum	5.10%